Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax liabilities and assets [Abstract]
Carryforward tax losses	$ 4,426	$ 1,688
Share-based compensation	934	695
Research and development expenses	2,666	1,933
Other temporary differences	2,320	1,840
Deferred tax assets	10,346	6,156
Deferred tax liability due to intangible assets	(1,007)	(1,060)
Deferred tax assets, net	$ 9,339	$ 5,096